Subsequent Events (Details) - USD ($)	Feb. 11, 2021	Apr. 19, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Events (Details) [Line Items]
Common stock, par value			$ 0.0001	$ 0.0001
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Total net proceeds	$ 27,569,378
IPO [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued	6,720,000
Common stock, par value	$ 0.001
Share price	$ 4.00
Total gross proceeds	$ 26,880,000
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares issued	1,008,000
Common stock, par value	$ 0.001
Share price	$ 4.00
Total gross proceeds	$ 4,032,000
Forecast [Member] | Shidong Trading [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage		60.00%
Registered capital		$ 4,597,772